Warrants (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number Outstanding | shares	190
Weighted Average Remaining Contractual Life	4 years 1 month 6 days
Number Exercisable | shares	190
Warrants Outstanding
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 43.2
Warrants Exercisable
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 43.2
2018 Warrants
Class of Warrant or Right [Line Items]
Number Outstanding | shares	6
Weighted Average Remaining Contractual Life	2 months 12 days
Number Exercisable | shares	6
2018 Warrants | Warrants Outstanding
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 384
2018 Warrants | Warrants Exercisable
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 384
2019 Warrants
Class of Warrant or Right [Line Items]
Number Outstanding | shares	14
Weighted Average Remaining Contractual Life	9 months 18 days
Number Exercisable | shares	14
2019 Warrants | Warrants Outstanding
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 275.2
2019 Warrants | Warrants Exercisable
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 275.2
2022 Warrants
Class of Warrant or Right [Line Items]
Number Outstanding | shares	40
Weighted Average Remaining Contractual Life	4 years 4 months 24 days
Number Exercisable | shares	40
2022 Warrants | Warrants Outstanding
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 15.2
2022 Warrants | Warrants Exercisable
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 15.2
2023 Warrants
Class of Warrant or Right [Line Items]
Number Outstanding | shares	130
Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Number Exercisable | shares	130
2023 Warrants | Warrants Outstanding
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 12
2023 Warrants | Warrants Exercisable
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 12